THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value
Argentina — 0.9%
Grupo Financiero Galicia ADR	17,441	$532,997
YPF ADR *	78,310	1,575,597
		2,108,594

Brazil — 5.5%
MercadoLibre *	2,969	4,879,255
Petroleo Brasileiro ADR	271,963	3,940,744
Raia Drogasil	925,600	4,289,343
		13,109,342

Canada — 3.7%
Ivanhoe Mines, Cl A *	686,023	8,848,837

China — 29.9%
Alibaba Group Holding	392,603	3,545,164
Alibaba Group Holding ADR	29,613	2,132,136
Beijing Oriental Yuhong Waterproof Technology, Cl A	1,250,100	2,123,056
China International Capital	1,725,997	1,921,115
China Merchants Shekou Industrial Zone Holdings, Cl A	2,219,064	2,684,481
China Resources Land	866,723	2,947,395
Country Garden Services Holdings	4,506,856	2,782,366
Geely Automobile Holdings	5,084,000	5,723,847
Kanzhun ADR	244,985	4,608,168
KE Holdings ADR	157,225	2,224,734
Kuaishou Technology, Cl B *	1,123,264	6,639,679
Li Auto, Cl A *	151,400	1,363,248
Li Auto ADR *	71,336	1,275,488
Longfor Group Holdings	5,752,000	7,897,820
PDD Holdings ADR *	37,706	5,013,013
Tencent Holdings	222,595	10,617,411
Zijin Mining Group	3,696,000	7,801,583
		71,300,704

Ghana — 1.6%
Kosmos Energy *	416,560	2,307,742
Tullow Oil *	3,550,647	1,438,069
		3,745,811

Greece — 2.2%
Eurobank Ergasias Services and Holdings *	534,506	1,157,748
National Bank of Greece *	221,709	1,849,614

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2024 (UNAUDITED)
COMMON STOCK — continued
	Shares	Value
Greece — (continued)
Piraeus Financial Holdings *	608,285	$2,220,480
		5,227,842

Hong Kong — 0.9%
Hong Kong Exchanges & Clearing	67,400	2,159,935

India — 9.4%
Axis Bank	267,487	4,058,617
ICICI Bank	384,322	5,528,798
InterGlobe Aviation *	60,592	3,072,381
Macrotech Developers	136,019	2,452,542
Reliance Industries	158,420	5,947,910
Vodafone Idea *	6,418,610	1,377,052
		22,437,300

Indonesia — 1.5%
Bank Mandiri Persero	5,316,100	1,996,581
Bank Rakyat Indonesia Persero	5,869,800	1,648,921
		3,645,502

Mexico — 2.4%
Cemex ADR	651,956	4,165,999
Grupo Financiero Banorte, Cl O	212,700	1,656,188
		5,822,187

Russia — –%
Rosneft Oil PJSC (A)	292,949	—

Saudi Arabia — 2.4%
Saudi Arabian Oil	777,302	5,728,103
Saudi National Bank	1	5
		5,728,108

South Africa — 6.3%
Capitec Bank Holdings	1,574	226,618
FirstRand	996,169	4,195,257
Gold Fields ADR	518,280	7,722,372
MTN Group	606,740	2,822,371
		14,966,618

South Korea — 12.1%
Hana Financial Group	80,377	3,544,413
Hyundai Motor	20,546	4,403,247
KB Financial Group	79,804	4,551,118
Kia	54,494	5,118,834

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Samsung Electronics	188,455	$11,158,069
		28,775,681

Taiwan — 9.0%
MediaTek	180,660	7,796,310
Taiwan Semiconductor Manufacturing	341,904	10,180,764
Unimicron Technology	638,000	3,539,911
		21,516,985

Turkey — 5.3%
Akbank	1,638,738	3,201,646
BIM Birlesik Magazalar	311,846	5,184,195
Haci Omer Sabanci Holding	426,735	1,256,118
Turkiye Garanti Bankasi	865,004	2,965,713
		12,607,672

Vietnam — 2.0%
Hoa Phat Group JSC *	3,427,391	3,810,456
Vincom Retail JSC *	1,300,893	1,045,110
		4,855,566

Zambia — 2.1%
First Quantum Minerals	376,109	4,939,291

TOTAL COMMON STOCK
(Cost $203,902,845)		231,795,975

PREFERRED STOCK — 1.8%

Brazil — 1.8%
Itau Unibanco Holding (B)	729,200	4,245,664

TOTAL PREFERRED STOCK
(Cost $4,240,826)		4,245,664

TOTAL INVESTMENTS— 99.0%
(Cost $208,143,671)		$236,041,639

Percentages are based on Net Assets of $238,454,247.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2024 (UNAUDITED)

ADR	American Depositary Receipt
Cl	Class
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

RWC-QH-001-1400